ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Beginning balance, net of tax effect	$ 487,136	$ 368,476
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities		265,080
Tax effect		(130,963)
Unrealized gains on available-for-sale securities, net of tax effect		134,117
Amounts reclassified from accumulated other comprehensive income, net of tax effect:
Unrealized gain on marketable securities reclassified to retained earnings	(800,136)	(23,420)
Tax effect	313,000	7,963
Amounts reclassified, net of tax effect	(487,136)	(15,457)
Ending balance, net of tax effect		$ 487,136